LETTER TO THE SHAREHOLDERS OF J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND

January 4, 1999

Dear Shareholder:

The six months ended November 30, 1998, saw extreme volatility in the world's equity markets. For the period, J.P. Morgan Institutional U.S. Equity Fund posted a solid return of 4.32%, surpassing its peers, as measured by the Lipper Growth & Income Fund Average, which returned 0.30%. The fund was unable to beat its benchmark, the S&P 500 Index, which returned 7.47% for the period.

The fund's net asset value increased from $16.73 per share at May 31, 1998, to $17.40 per share on November 30, 1998. The fund made distributions during the year of approximately $0.05 per share from ordinary income. There were no distributions from short- or long-term capital gains. In addition, the fund's net assets declined from approximately $379.0 million on May 31, 1998, to approximately $311.2 million at the end of the period under review. The net assets of The U.S. Equity Portfolio, in which the fund invests, totaled approximately $729.9 million on November 30, 1998.

The report that follows includes an interview with Henry D.Cavanna, a member of the portfolio management team for The U.S. Equity Portfolio. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . .1        FUND FACTS AND HIGHLIGHTS. . . . . . .6

FUND PERFORMANCE. . . . . . . . .2        FINANCIAL STATEMENTS. . . . . . . . . 8

PORTFOLIO MANAGER Q&A . . . . . .3
--------------------------------------------------------------------------------

Fund performance

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                  TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                             ----------------    ------------------------------------
                                             THREE     SIX       ONE       THREE     FIVE      TEN
AS OF NOVEMBER 30, 1998                      MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS*
--------------------------------------------------------------   ------------------------------------
J.P. Morgan Institutional U.S. Equity Fund   25.18%    4.32%     20.78%    23.61%    20.17%    18.33%
S&P 500 Index                                22.03%    7.47%     23.66%    26.66%    22.98%    18.75%
Lipper Growth & Income Fund Average          18.68%    0.30%     12.35%    20.15%    17.84%    15.30%

AS OF SEPTEMBER 30, 1998
--------------------------------------------------------------   ------------------------------------
J.P. Morgan Institutional U.S. Equity Fund   -11.17%   -8.91%    2.46%     18.82%    17.33%    16.74%
S&P 500 Index                                -9.95%    -6.97%    9.05%     22.60%    19.91%    17.29%
Lipper Growth & Income Fund Average          -12.47%   -12.20%   -1.08%    16.62%    15.09%    14.01%


*J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND'S RETURNS PRIOR TO JULY 19, 1993 (COMMENCEMENT OF OPERATIONS), INCLUDE HISTORICAL RETURNS OF THE PIERPONT EQUITY FUND, WHICH HAD A HIGHER EXPENSE RATIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with HENRY D. CAVANNA, a member of the portfolio management team for The U.S. Equity Portfolio. Henry joined Morgan in 1971. He is a senior U.S. equity portfolio manager in the U.S. Equity and Balanced Accounts Group. Prior to joining Morgan, Henry was with Harris Upham & Co. He received his B.A. from Boston College and his LLB from the University of Pennsylvania. This interview took place on December 16, 1998, and reflects Henry's views on that date.

HOW DID THE U.S. EQUITY MARKET PERFORM DURING THE SIX MONTHS ENDED NOVEMBER 30, 1998?

HC: The S&P 500 Index returned 7.47% for the six months, but that number belies the volatility the market experienced during the period. Through June, the U.S. stock market was performing well, buoyed by a solid U.S. economy and strong consumer spending. However, July and August saw a global economic and credit crisis that took the market down almost 20% from its highs.

Among the problems that rocked the world markets were Russia's default on its bonds, the bailout of several high-profile hedge funds including Long-Term Capital Management and D.E. Shaw, and continuing weakness in Asia, particularly Japan.

The summer downturn led to a dramatic flight to quality in fixed income and equity markets. Risk was repriced in the markets, and investors avidly sought securities they considered "stable."

In early autumn, the Federal Reserve enacted a preemptive interest rate cut in an attempt to settle world markets and address the financial shocks. With two additional Fed easings, as well as rate cuts around the world, U.S. stocks rallied back to new highs and interest rate spreads began to narrow.

HOW DID J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND PERFORM DURING THE PERIOD?

HC: The fund returned 4.32% for the six months ended November 30, 1998, trailing the 7.47% return of the S&P 500 Index. However, the fund significantly outpaced its peers, as measured by the Lipper Growth & Income Fund Average, which returned 0.30%.

Although the portfolio suffered during the market correction, by the end of the period it had begun to make up lost ground. November, in particular, was a strong month for us.

The wide disparity of returns between growth and value stocks negatively impacted the portfolio. For the six months, the Russell 1000 Value Index returned only 0.98%, while the Russell 1000 Growth Index was up 12.17% for the same period. This was a tale of two markets. Although growth stocks have outperformed value stocks for several years, during the period under review, this trend became as extreme as it has ever been.


We select stocks for the portfolio based on our view of each company's long-term prospects, while the market has focused almost entirely on short-term changes. The portfolio has a value slant, while the market has not tended to reward reasonably valued companies. However, we are sticking to our disciplined approach to U.S. equities, because long-term success in money management comes from maintaining a consistent style.

WHICH STOCKS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

HC: Sun Microsystems has been one of the portfolio's best performers. The company, the leading vendor of high-end Unix-based computer systems, has successfully made the transition from technical workstations to enterprise servers.

Sun's Java, an Internet programming language, has fortified the company's position as a leader in network-based computing. There is an increased perception among investors that Sun will be a significant player in enterprise computing.

In addition to being reasonably valued, the company has experienced strong operating trends which have resulted in strong earnings growth.

Philip Morris is another strong stock in the portfolio. Throughout the six months, the stock benefited from the increasing likelihood - and eventual fact - that a settlement would be reached between the tobacco industry and the state attorneys general. The settlement addresses the tobacco companies' liability for smoking-related Medicaid claims. The settlement has reduced the uncertainty associated with Philip Morris, and gives the company the financial flexibility to increase its dividend and resume share repurchases.

WHICH STOCKS HINDERED THE PORTFOLIO'S PERFORMANCE?

HC: Circuit City, one of two dominant consumer electronics superstores, suffered during the six months. The company had started several new businesses, which cost it time and money. Investor perception of the stock remained negative, even though sales growth began to improve during the period. Because we viewed the stock as undervalued and anticipated increased interest in consumer electronics, however, we continued to hold the stock. This decision looks like a good one, as the company's share price has begun to recover.

Starwood Lodging also hampered the portfolio's returns. The largest hotel company in the U.S., Starwood owns the Westin and Sheraton chains. Through its ownership of Caesar's, Starwood is also involved in the gaming industry. The entire real estate sector has been under pressure this year, largely because of concerns about the outlook for hotels and commercial real estate in a slowing economy. Gaming has also suffered as foreign tourist traffic has slowed. Since Starwood has considerable assets, though, we believe it will realize more value for shareholders over time. We continue to hold this attractively valued stock.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

HC: We have a balanced outlook for the months ahead. We think 1999 will see U.S. economic growth moderating. Manufacturing is starting to slow, and we believe corporate profit growth will slow as well. The market is vulnerable to future shocks such as impeachment and further trouble in Brazil and Asia.

In spite of these causes for concern, the stock market is presently at robust levels. Inflation is not on the horizon, and interest rates remain low. The U.S. economy is still doing very well relative to the rest of the world. Thus, we remain focused on the long term as we seek undervalued U.S. stocks.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. MorganInstitutional U.S. Equity Fund seeks to provide a high total return from a portfolio of selected equity securities. It is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
7/19/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/98
$311,211,623

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/98
$729,928,845

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/18/98

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO
The fund's current annualized expense ratio of 0.60% covers shareholders' expenses for custody,tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1998

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]


FINANCE                  17.7%

CONSUMER GOODS
& SERVICES               17.6%

TECHNOLOGY               13.8%

HEALTH CARE              11.4%

UTILITIES                11.3%

INDUSTRIAL PRODUCTS
& SERVICES               10.1%

ENERGY                   6.9%

BASIC INDUSTRIES         5.4%

TRANSPORTATION           2.6%

SHORT-TERM & OTHER       3.2%



LARGEST EQUITY HOLDINGS % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
BANKAMERICA CORP. (FINANCE)                                  3.0%
MONSANTO CO. (HEALTH CARE)                                   2.7%
UNION PACIFIC CORP. (TRANSPORTATION)                         2.6%
INTERNATIONAL BUSINESS MACHINES CORP.
  (TECHNOLOGY)                                               2.6%
PHILLIP MORRIS COMPANIES, INC.
  (CONSUMER GOODS & SERVICES)                                2.5%
BRISTOL-MYERS SQUIBB CO. (HEALTH CARE)                       2.5%
ATLANTIC RICHFIELD CO. (ENERGY)                              2.4%
MICROSOFT CORP. (TECHNOLOGY)                                 2.4%
CITIGROUP, INC. (FINANCE)                                    2.2%
GTE CORP. (UTILITIES)                                        2.0%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                     THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Equity Portfolio
  ("Portfolio"), at value                          $311,095,150
Receivable for Shares of Beneficial Interest Sold       186,050
Receivable for Expense Reimbursements                    23,591
Prepaid Trustees' Fees                                    2,847
Prepaid Expenses and Other Assets                        24,985
                                                   ------------
    Total Assets                                    311,332,623
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                               55,000
Shareholder Servicing Fee Payable                        24,733
Administrative Services Fee Payable                       6,712
Administration Fee Payable                                1,042
Fund Services Fee Payable                                   280
Accrued Expenses                                         33,233
                                                   ------------
    Total Liabilities                                   121,000
                                                   ------------
NET ASSETS
Applicable to 17,890,645 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $311,211,623
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $17.40
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $202,431,232
Undistributed Net Investment Income                   1,281,627
Accumulated Net Realized Gain on Investment          67,250,471
Net Unrealized Appreciation of Investment            40,248,293
                                                   ------------
    Net Assets                                     $311,211,623
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $18,610)                                 $ 2,344,007
Allocated Interest Income                                         246,841
Allocated Portfolio Expenses                                     (767,927)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 1,822,921
FUND EXPENSES
Shareholder Servicing Fee                          $165,058
Administrative Services Fee                          46,835
Transfer Agent Fees                                   9,575
Professional Fees                                     8,334
Printing Expenses                                     7,829
Registration Fees                                     9,457
Fund Services Fee                                     4,566
Administration Fee                                    3,286
Trustees' Fees and Expenses                           1,884
Amortization of Organization Expenses                 1,312
Insurance Expense                                     1,261
Miscellaneous                                         7,111
                                                   --------
    Total Fund Expenses                             266,508
Less: Reimbursement of Expenses                     (44,085)
                                                   --------
NET FUND EXPENSES                                                 222,423
                                                              -----------
NET INVESTMENT INCOME                                           1,600,498
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                    24,871,795
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                         (19,307,790)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 7,164,503
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1998
                                                   -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      1,600,498    $    3,215,863
Net Realized Gain on Investment Allocated from
  Portfolio                                              24,871,795        84,156,328
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                   (19,307,790)        2,673,322
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                          7,164,503        90,045,513
                                                   -----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (1,109,337)       (3,866,770)
Net Realized Gain                                                --       (57,683,811)
                                                   -----------------   --------------
    Total Distributions to Shareholders                  (1,109,337)      (61,550,581)
                                                   -----------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         30,406,984        63,292,228
Reinvestment of Dividends and Distributions                 931,137        55,432,406
Cost of Shares of Beneficial Interest Redeemed         (105,169,839)      (98,007,050)
                                                   -----------------   --------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                     (73,831,718)       20,717,584
                                                   -----------------   --------------
    Total Increase (Decrease) in Net Assets             (67,776,552)       49,212,516
NET ASSETS
Beginning of Period                                     378,988,175       329,775,659
                                                   -----------------   --------------
End of Period (including undistributed net
  investment income of $1,281,627 and $790,466,
  respectively)                                    $    311,211,623    $  378,988,175
                                                   -----------------   --------------
                                                   -----------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                        FOR THE
                                                   SIX MONTHS ENDED          FOR THE FISCAL YEAR ENDED MAY 31,
                                                   NOVEMBER 30, 1998     -----------------------------------------
                                                      (UNAUDITED)          1998       1997       1996       1995
                                                   -----------------     --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $          16.73      $  15.66   $  14.00   $  12.10   $  10.92
                                                   -----------------     --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.09          0.15       0.17       0.27       0.18
Net Realized and Unrealized Gain on Investment                 0.63          3.81       3.02       2.66       1.42
                                                   -----------------     --------   --------   --------   --------
Total from Investment Operations                               0.72          3.96       3.19       2.93       1.60
                                                   -----------------     --------   --------   --------   --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.05)        (0.18)     (0.25)     (0.20)     (0.14)
Net Realized Gain                                                --         (2.71)     (1.28)     (0.83)     (0.28)
                                                   -----------------     --------   --------   --------   --------
Total Distributions to Shareholders                           (0.05)        (2.89)     (1.53)     (1.03)     (0.42)
                                                   -----------------     --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD                     $          17.40      $  16.73   $  15.66   $  14.00   $  12.10
                                                   -----------------     --------   --------   --------   --------
                                                   -----------------     --------   --------   --------   --------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                   4.32%        28.53%     25.21%     25.43%     15.40%
Net Assets, End of Period (in thousands)           $        311,212      $378,988   $329,776   $221,368   $172,497
Ratios to Average Net Assets
  Net Expenses                                                 0.60%(a)      0.60%      0.60%      0.60%      0.60%
  Net Investment Income                                        0.97%(a)      0.89%      1.33%      2.08%      2.07%
  Expenses without Reimbursement                               0.63%(a)      0.63%      0.65%      0.62%      0.71%

                                                      FOR THE PERIOD
                                                       JULY 19, 1993
                                                     (COMMENCEMENT OF
                                                    OPERATIONS) THROUGH
                                                       MAY 31, 1994*
                                                   ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $            10.00
                                                   ---------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.08
Net Realized and Unrealized Gain on Investment                   0.88
                                                   ---------------------
Total from Investment Operations                                 0.96
                                                   ---------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                           (0.04)
Net Realized Gain                                                  --
                                                   ---------------------
Total Distributions to Shareholders                             (0.04)
                                                   ---------------------
NET ASSET VALUE, END OF PERIOD                     $            10.92
                                                   ---------------------
                                                   ---------------------
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                     9.61%
Net Assets, End of Period (in thousands)           $           47,473
Ratios to Average Net Assets
  Net Expenses                                                   0.60%(a)
  Net Investment Income                                          1.74%(a)
  Expenses without Reimbursement                                 1.03%(a)

--------------------------
(a) Annualized

*  Investment operations commenced on September 17,1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

J. P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional U.S. Equity Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust"). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 19, 1993 and the fund commenced investment operations on September 17,1993.

The fund invests all of its investable assets in The U.S. Equity Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (43% at November 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Distributions to shareholders of net investment income are declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $49,795. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight line basis over a period not to exceed five years beginning with commencement of operations.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J. P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $3,286.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust and J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust, in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $46,835.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.60% of the average daily net assets of the fund. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended November 30, 1998, J.P. Morgan has agreed to reimburse the fund $44,085 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months ended November 30, 1998, the fee for these services amounted to $165,058.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $4,566 for the six months ended November 30, 1998.

J. P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,000.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                      FOR THE SIX      FOR THE FISCAL
                                                     MONTHS ENDED        YEAR ENDED
                                                   NOVEMBER 30, 1998    MAY 31, 1998
                                                   -----------------   --------------
Shares of beneficial interest sold...............         1,877,838        3,995,663
Reinvestment of dividends and distributions......            56,756        3,718,783
Shares of beneficial interest redeemed...........        (6,696,443)      (6,122,041)
                                                   -----------------   --------------
Net Increase (Decrease)..........................        (4,761,849)       1,592,405
                                                   -----------------   --------------
                                                   -----------------   --------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement is $150,000,000. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of November 30, 1998.

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.

2a.To approve the amendment of the fund's investment restriction relating to diversification of assets.

2b.To approve the amendment of the fund's investment restriction relating to concentration of assets in a particular industry.

2c.To approve the amendment of the fund's investment restriction relating to the issuance of senior securities.

2d.To standardize the borrowing ability of the fund to the extent permitted by applicable law.

2e.To approve the amendment of the fund's investment restriction relating to underwriting.

2f.To approve the amendment of the fund's investment restriction relating to investment in real estate.

2g.To approve the amendment of the fund's investment restriction relating to commodities.

2h.To approve the amendment of the fund's investment restriction relating to lending.

2i.To approve the reclassification of the fund's other fundamental restrictions as nonfundamental.

3. To approve the reclassification of the fund's investment objective from fundamental to nonfundamental.

4. To approve a new investment advisory agreement of the fund.

5. To amend the Declaration of Trust to provide dollar-based voting rights.

6. To ratify the selection of independent accountants, PricewaterhouseCoopers
   LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                     VOTES FOR     VOTES AGAINST   ABSTENTIONS
-------------------------------------------------  -------------   -------------   -----------
1. Frederick S. Addy.............................  2,592,561,591       8,840,251   N/A
  William G. Burns...............................  2,592,561,591       8,840,251   N/A
  Arthur C. Eschenlauer..........................  2,592,561,591       8,840,251   N/A
  Matthew Healey.................................  2,592,561,591       8,840,251   N/A
  Michael P. Mallardi............................  2,592,561,591       8,840,251   N/A
2. Amending of Investment Restrictions:
  a. Relating to diversification of assets.......     14,624,642        --             844,423
  b. Relating to concentration of assets.........     14,624,642        --             844,423
  c. Relating to issuance of senior securities...     14,624,642        --             844,423
  d. Relating to borrowing.......................     12,637,575       1,987,067       844,423
  e. Relating to underwriting....................     14,624,642        --             844,423
  f. Relating to investment in real estate.......     14,624,642        --             844,423
  g. Relating to commodities.....................     14,624,642        --             844,423
  h. Relating to lending.........................     12,637,576       1,987,067       844,422
  i.Reclassification of other restrictions as
      nonfundamental.............................     14,623,984           3,263       841,818
3. Reclassification of investment objectives.....     14,702,251           2,943       763,871
4. Investment advisory agreement.................     12,862,291           2,943     2,742,839
5. Dollar-based voting rights....................  2,411,567,264       7,638,329   179,591,823
6.Independent accountants,
    PricewaterhouseCoopers LLP...................  2,402,592,025      19,567,729   179,242,087

The U.S. Equity Portfolio
Semi-Annual Report November 30, 1998
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan Institutional U.S. Equity Fund
Semi-Annual Financial Statements)

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCKS (96.2%)
BASIC INDUSTRIES (5.4%)
AGRICULTURE (0.0%)
Agribrands International, Inc.+..................         7,520   $     228,420
                                                                  -------------

CHEMICALS (1.7%)
Rohm & Haas Co...................................       258,400       9,027,850
Union Carbide Corp...............................        76,400       3,418,900
                                                                  -------------
                                                                     12,446,750
                                                                  -------------
FOREST PRODUCTS & PAPER (2.6%)
Georgia-Pacific Group............................       188,900      10,720,075
Temple-Inland, Inc...............................       151,100       8,112,181
                                                                  -------------
                                                                     18,832,256
                                                                  -------------

METALS & MINING (1.1%)
Allegheny Teledyne, Inc..........................       387,172       7,961,224
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    39,468,650
                                                                  -------------

CONSUMER GOODS & SERVICES (17.5%)
ENTERTAINMENT, LEISURE & MEDIA (3.5%)
Fox Entertainment Group, Inc. Class A+...........        57,000       1,346,625
Hasbro, Inc......................................       210,400       7,377,150
International Game Technology....................       235,400       5,428,912
Mirage Resorts, Inc.+............................       303,500       4,514,562
Seagram Company Ltd..............................       192,000       6,588,000
                                                                  -------------
                                                                     25,255,249
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (7.1%)
Anheuser Busch Companies, Inc....................        83,400       5,056,125
General Mills, Inc...............................        89,300       6,742,150
PepsiCo, Inc.....................................       370,700      14,341,456
Philip Morris Companies, Inc.....................       324,400      18,146,125
Ralston-Ralston Purina Group.....................       209,000       7,275,812
                                                                  -------------
                                                                     51,561,668
                                                                  -------------
HOUSEHOLD PRODUCTS (2.3%)
Kimberly-Clark Corp..............................        64,000       3,368,000
Procter & Gamble Co..............................       149,960      13,140,245
                                                                  -------------
                                                                     16,508,245
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

RETAIL (4.6%)
American Stores Co...............................       181,700   $   6,098,306
Circuit City Stores, Inc.........................       329,000      11,905,687
Federated Department Stores, Inc.+...............       136,800       5,702,850
Toys 'R' Us, Inc.+...............................       217,000       4,285,750
Wal-Mart Stores, Inc.(s).........................        78,600       5,919,562
                                                                  -------------
                                                                     33,912,155
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                   127,237,317
                                                                  -------------

ENERGY (6.9%)
OIL-PRODUCTION (6.7%)
Atlantic Richfield Co............................       257,700      17,137,050
British Petroleum Co. PLC (Spons. ADR)...........           798          73,516
Mobil Corp.......................................        61,000       5,257,437
Phillips Petroleum Co............................       146,700       6,161,400
Royal Dutch Petroleum Co. (ADR)..................       169,700       7,975,900
Tosco Corp.......................................       458,400      11,975,700
                                                                  -------------
                                                                     48,581,003
                                                                  -------------

OIL-SERVICES (0.2%)
Cooper Cameron Corp.+............................        70,900       1,728,187
                                                                  -------------
  TOTAL ENERGY...................................                    50,309,190
                                                                  -------------

FINANCE (17.5%)
BANKING (10.0%)
Astoria Financial Corp...........................       144,430       6,503,863
BankAmerica Corp.................................       338,601      22,072,553
Bankers Trust Corp...............................       119,300      10,379,100
Citigroup, Inc...................................       322,118      16,166,297
First Union Corp.................................        76,800       4,665,600
Washington Mutual, Inc...........................       266,450      10,333,264
Wells Fargo Co.(s)...............................        85,800       3,088,800
                                                                  -------------
                                                                     73,209,477
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (2.2%)
American Express Co..............................        42,000   $   4,202,625
CIT Group, Inc., Class A.........................       228,800       6,420,700
Federal National Mortgage Association............        75,400       5,485,350
                                                                  -------------
                                                                     16,108,675
                                                                  -------------

INSURANCE (4.1%)
Ambac Financial Group, Inc.......................       133,000       8,113,000
American International Group, Inc................        35,300       3,318,200
Marsh & McLennan Companies, Inc..................       120,100       6,988,319
UNUM Corp........................................       218,100      11,750,137
                                                                  -------------
                                                                     30,169,656
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS (1.2%)
Starwood Hotels & Resorts........................       293,500       8,915,063
                                                                  -------------
  TOTAL FINANCE..................................                   128,402,871
                                                                  -------------
HEALTHCARE (11.4%)
HEALTH SERVICES (2.2%)
Humana, Inc.+....................................       371,000       7,350,438
Perkin-Elmer Corp................................        93,100       8,681,575
                                                                  -------------
                                                                     16,032,013
                                                                  -------------

PHARMACEUTICALS (9.2%)
Alza Corp.+......................................       209,400      10,941,150
American Home Products Corp......................       189,200      10,074,900
Bristol-Myers Squibb Co..........................       145,500      17,832,844
Crescendo Pharmaceuticals Corp.+.................        10,995         147,745
Forest Laboratories, Inc.+.......................        73,600       3,431,600
Monsanto Co......................................       435,800      19,747,188
Warner-Lambert Co................................        61,600       4,650,800
                                                                  -------------
                                                                     66,826,227
                                                                  -------------
  TOTAL HEALTHCARE...............................                    82,858,240
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (10.0%)
CAPITAL GOODS (0.8%)
Cooper Industries, Inc.(s).......................        55,900       2,746,088
Eaton Corp.......................................        48,100       3,285,831
                                                                  -------------
                                                                      6,031,919
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

COMMERCIAL SERVICES (3.0%)
Cendant Corp.+...................................       747,700   $  14,206,300
Service Corp. International......................       202,300       7,560,963
                                                                  -------------
                                                                     21,767,263
                                                                  -------------

DIVERSIFIED MANUFACTURING (4.3%)
AlliedSignal, Inc................................       158,200       6,960,800
Boeing Co........................................       160,800       6,532,500
Coltec Industries, Inc.+.........................       229,925       4,440,427
Tyco International Ltd...........................       201,046      13,231,340
                                                                  -------------
                                                                     31,165,067
                                                                  -------------

POLLUTION CONTROL (1.9%)
Waste Management, Inc.(s)........................       323,457      13,868,219
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    72,832,468
                                                                  -------------

TECHNOLOGY (13.7%)
COMPUTER PERIPHERALS (2.0%)
EMC Corp.+.......................................       201,900      14,637,750
                                                                  -------------

COMPUTER SOFTWARE (2.5%)
Microsoft Corp.+.................................       139,700      17,047,766
Oracle Corp.+....................................        39,700       1,360,966
                                                                  -------------
                                                                     18,408,732
                                                                  -------------

COMPUTER SYSTEMS (5.0%)
Compaq Computer Corp.............................       212,700       6,912,750
International Business Machines Corp.............       112,700      18,595,500
Sun Microsystems, Inc.+..........................       145,900      10,796,600
                                                                  -------------
                                                                     36,304,850
                                                                  -------------

ELECTRONICS (0.4%)
Sensormatic Electronics Corp.+...................       345,100       2,803,938
                                                                  -------------

SEMICONDUCTORS (1.1%)
General Semiconductor, Inc.+.....................        44,100         446,513
Intel Corp.......................................        35,500       3,819,578
Texas Instruments, Inc...........................        53,500       4,086,063
                                                                  -------------
                                                                      8,352,154
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS-EQUIPMENT (2.7%)
Cisco Systems, Inc.+.............................       125,400   $   9,455,944
Commscope, Inc.+.................................       334,033       5,073,126
Lucent Technologies, Inc.........................        58,100       5,000,231
                                                                  -------------
                                                                     19,529,301
                                                                  -------------
  TOTAL TECHNOLOGY...............................                   100,036,725
                                                                  -------------

TRANSPORTATION (2.6%)
RAILROADS (2.6%)
Union Pacific Corp...............................       387,000      18,817,875
                                                                  -------------
UTILITIES (11.2%)
ELECTRIC (3.7%)
Central & South West Corp........................       104,500       2,873,750
Northern States Power Co.........................       246,500       6,701,719
PP&L Resources, Inc..............................       396,900      10,840,331
Texas Utilities Co...............................       142,900       6,367,981
                                                                  -------------
                                                                     26,783,781
                                                                  -------------

GAS-PIPELINES (0.6%)
Columbia Energy Group(s).........................        75,750       4,298,813
                                                                  -------------

TELEPHONE (6.9%)
AT & T Corp......................................       195,700      12,194,556
Bell Atlantic Corp...............................        98,400       5,473,500
GTE Corp.........................................       237,200      14,706,400
MCI WorldCom, Inc.+..............................       187,300      11,044,847
SBC Communications, Inc..........................       150,100       7,195,419
                                                                  -------------
                                                                     50,614,722
                                                                  -------------
  TOTAL UTILITIES................................                    81,697,316
                                                                  -------------
  TOTAL COMMON STOCKS (COST $580,087,718)........                   701,660,652
                                                                  -------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
FIXED INCOME SECURITIES (0.2%)
U.S. TREASURY OBLIGATIONS (0.2%)
U.S. TREASURY NOTES (0.2%)
U.S. Treasury Notes, 6.000%
  due 06/30/99(s)
  (cost $1,632,517)..............................  $  1,620,000       1,632,425
                                                                  -------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (2.9%)
REPURCHASE AGREEMENT (2.9%)
Goldman Sachs Repurchase Agreement, 5.10% dated
  11/30/98 due 12/01/98, proceeds $21,297,016.65
  (collateralized by $19,697,000 U.S Treasury
  Bond, 6.00%
  due 02/15/26, valued at $21,720,978) (cost
  $21,294,000)...................................  $ 21,294,000   $  21,294,000
                                                                  -------------
TOTAL INVESTMENTS (COST $603,014,235) (99.3%)..................
                                                                    724,587,077
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)...................
                                                                      5,341,768
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 729,928,845
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of securities of $607,091,194 for federal income tax purposes at November 30, 1998 the aggregate gross unrealized appreciation and depreciation was $144,576,991 and $27,081,108, respectively, resulting in net unrealized appreciation of $117,495,883.

+ - Non-income producing securities.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $29,157,394 of the market value has been segregated.

ADR - American Depositary Receipt.

Spons. ADR - Sponsored ADR.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $603,014,235 )          $724,587,077
Cash                                                        607
Receivable for Investments Sold                       7,009,950
Dividends Receivable                                    928,193
Interest Receivable                                      43,693
Prepaid Trustees' Fees                                    3,486
Prepaid Expenses and Other Assets                         7,308
                                                   ------------
    Total Assets                                    732,580,314
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,895,043
Variation Margin Payable                                467,575
Advisory Fee Payable                                    232,704
Custody Fee Payable                                      39,301
Administrative Services Fee Payable                      16,185
Fund Services Fee Payable                                   661
                                                   ------------
    Total Liabilities                                 2,651,469
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $729,928,845
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $43,198 )                                                    $  5,334,480
Interest Income                                                        558,995
                                                                  ------------
    Investment Income                                                5,893,475
EXPENSES
Advisory Fee                                       $  1,491,031
Administrative Services Fee                             105,636
Custodian Fees and Expenses                              84,063
Professional Fees and Expenses                           25,110
Fund Services Fee                                        10,257
Administration Fee                                        6,512
Printing Expenses                                         4,513
Trustees' Fees and Expenses                               4,269
Insurance Expense                                         3,636
Miscellaneous                                               157
                                                   ------------
    Total Expenses                                                   1,735,184
                                                                  ------------
NET INVESTMENT INCOME                                                4,158,291
NET REALIZED GAIN ON
  Investment Transactions                            46,383,760
  Futures Contracts                                   1,284,045
                                                   ------------
    Net Realized Gain                                               47,667,805
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment Transactions                           (32,045,199)
  Futures Contracts                                     683,336
                                                   ------------
    Net Change in Unrealized Appreciation
    (Depreciation)                                                 (31,361,863)
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $ 20,464,233
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1998
                                                   -----------------   --------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,158,291    $    8,957,310
Net Realized Gain on Investments and Futures
  Contracts                                              47,667,805       211,793,953
Net Change in Unrealized Appreciation of
  Investments and Futures Contracts                     (31,361,863)       (9,192,276)
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         20,464,233       211,558,987
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            69,495,837       171,037,121
Withdrawals                                            (187,334,949)     (414,552,601)
                                                   -----------------   --------------
    Net Decrease from Investors' Transactions          (117,839,112)     (243,515,480)
                                                   -----------------   --------------
    Total Decrease in Net Assets                        (97,374,879)      (31,956,493)
NET ASSETS
Beginning of Period                                     827,303,724       859,260,217
                                                   -----------------   --------------
End of Period                                      $    729,928,845    $  827,303,724
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                            FOR THE PERIOD
                                                        FOR THE                                             JULY 19, 1993
                                                   SIX MONTHS ENDED    FOR THE FISCAL YEAR ENDED MAY 31,   (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998   ---------------------------------    OPERATIONS) TO
                                                      (UNAUDITED)       1998     1997     1996     1995      MAY 31, 1994
                                                   -----------------   ------   ------   ------   ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 0.47%(a)   0.47%   0.47%    0.46%    0.51%             0.53%(a)
  Net Investment Income                                        1.12%(a)   1.01%   1.44%    2.20%    2.12%             1.79%(a)
Portfolio Turnover                                               49%      106%      99%      85%      71%               76%+

--------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to June 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. On October 31, 1993, the portfolio received a contribution of securities and certain assets and liabilities, with a market value and cost of $128,337,342 from the JPM North America Fund, Ltd., in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements,) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   d) Futures - A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum 'initial margin' requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as 'variation margin' and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movement. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended November 30, 1998 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT NOVEMBER 30, 1998

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG    APPRECIATION      OF CONTRACTS
                                                   --------------   --------------   ----------------
S & P 500, expiring December 1998................             59    $     279,846    $    16,867,029

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York, ("Morgan") a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.40% of the portfolio's average daily net assets. Effective October 1,1998, the portfolio's Investment Advisor is J.P Morgan Investment Management Inc.("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan and the terms of the agreement will remain the same. For the six months ended November 30, 1998, such fees amounted to $1,491,031.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $6,512.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as advisor (the 'master portfolios') and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $105,636.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $10,257 for the six months ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1998 were as follows:

COST OF               PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$355,695,960......  $458,786,997

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN INSTITUTIONAL FUNDS

           PRIME MONEY MARKET FUND

           TREASURY MONEY MARKET FUND

           FEDERAL MONEY MARKET FUND

           TAX EXEMPT MONEY MARKET FUND

           SHORT TERM BOND FUND

           BOND FUND

           GLOBAL STRATEGIC INCOME FUND

           TAX EXEMPT BOND FUND

           NEW YORK TAX EXEMPT BOND FUND

           CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

           DIVERSIFIED FUND

           DISCIPLINED EQUITY FUND

           U.S. EQUITY FUND

           U.S. SMALL COMPANY FUND

           TAX AWARE DISCIPLINED EQUITY FUND:

               INSTITUTIONAL SHARES

           INTERNATIONAL EQUITY FUND

           EUROPEAN EQUITY FUND

           INTERNATIONAL OPPORTUNITIES FUND

           EMERGING MARKETS EQUITY FUND

           SMARTINDEX FUND

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.

J.P. MORGAN
INSTITUTIONAL
U.S. EQUITY FUND

SEMIANNUAL REPORT
NOVEMBER 30, 1998

IUSEFR-9811